Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 10, 2025
Entity Registrant Name	dei_EntityRegistrantName	GABELLI ETFs TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001748425
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2025
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated March 10, 2025, to the Fund’s
Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”),
each dated April 29, 2024, as supplemented and amended to date

This supplement amends certain information in the Fund’s Prospectus and SAI. Unless otherwise indicated, all other information included in the Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus or SAI, as applicable.

New Fee Waiver Arrangements

On February 12, 2025, the Fund entered into a new fee waiver agreement with the Adviser, effective March 10, 2025, whereby the Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. Accordingly, the changes below are hereby made to the Fund’s Prospectus and SAI to reflect the new fee waiver arrangements.

Gabelli Growth Innovators ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

On page 2 of the Prospectus, under the section titled “SUMMARY OF THE FUND” and the heading “Fees and Expenses of the Fund,” the fee and expense table is deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on the amounts for the fiscal year ended December 31, 2024.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

On page 2 of the Prospectus, under the section titled “SUMMARY OF THE FUND” and the heading “Expense Example,” the disclosure is deleted in its entirety and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025

[1]	“Other Expenses” are based on the amounts for the fiscal year ended December 31, 2024.
[2]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Growth Innovators Fund will continue until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.